SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Schedule of segment reporting	The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2020
Sales to external customers	6,973	2,375	13,428	2,382	654	8	—	25,820
Intersegment sales**	99	409	26	248	1,400	6	(2,188)	—
Operating (loss) income	(447)	267	(655)	(130)	450	(133)	42	(606)
Depreciation and amortization	262	120	702	161	238	27	—	1,510
Impairment	—	—	92	—	—	—	—	92
Capital expenditures	312	96	491	168	167	19	(2)	1,251
Six months ended June 30, 2019
Sales to external customers	10,116	3,516	20,798	3,343	662	32	—	38,467
Intersegment sales**	24	766	92	208	1,888	178	(3,156)	—
Operating (loss) income	(323)	473	(290)	178	770	(112)	(85)	611
Depreciation and amortization	271	149	622	166	220	71	—	1,499
Impairment	600	—	497	—	—	—	—	1,097
Capital expenditures	326	164	690	252	240	144	—	1,816

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2020	2019
Operating (loss) income	(606)	611
Income from investments in associates, joint ventures and other investments	127	302
Financing costs - net	(642)	(719)
(Loss) Income before taxes	(1,121)	194
Income tax expense	(524)	(149)
Net (loss) income (including non-controlling interests)	(1,645)	45

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2020	2019
Americas
United States	5,466	8,472
Brazil	1,824	2,580
Canada	1,207	1,595
Mexico	778	1,056
Argentina	260	465
Others Americas	488	601
Total Americas	10,023	14,769
Europe
Germany	2,008	3,254
France	1,447	2,321
Poland	1,550	2,108
Spain	1,343	2,139
Italy	1,495	2,368
Turkey	542	770
Czech Republic	371	755
United Kingdom	460	784
Belgium	693	722
Russia	377	487
Netherlands	447	591
Romania	154	408
Others Europe	1,690	2,785
Total Europe	12,577	19,492
Asia & Africa
South Africa	651	1,224
Morocco	194	296
Egypt	80	184
Rest of Africa	340	694
China	763	368
Kazakhstan	195	226
South Korea	148	195
India	53	54
Rest of Asia	796	965
Total Asia & Africa	3,220	4,206
Total	25,820	38,467

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2020	2019
Flat products	15,634	24,062
Long products	5,291	7,384
Tubular products	650	1,189
Mining products	654	662
Others	3,591	5,170
Total	25,820	38,467

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2020 and 2019, respectively:

Six months ended June 30, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,669	2,221	12,212	2,085	—	—	23,187
Non-steel sales [1]	43	24	270	121	643	—	1,101
By-product sales [2]	43	35	276	45	—	—	399
Other sales [3]	218	95	670	131	11	8	1,133
Total	6,973	2,375	13,428	2,382	654	8	25,820

Six months ended June 30, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,712	3,283	18,917	3,008	—	—	34,920
Non-steel sales [1]	63	24	427	101	645	—	1,260
By-product sales [2]	59	42	454	68	—	—	623
Other sales [3]	282	167	1,000	166	17	32	1,664
Total	10,116	3,516	20,798	3,343	662	32	38,467
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.